Summary Information by Operating Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Segment Reporting Information [Line Items]
Net sales	$ 42,123	$ 37,432	$ 45,646	$ 57,594	$ 37,472	$ 35,323	$ 43,603	$ 54,512	$ 182,795	$ 170,910	$ 156,508
Operating income									52,503	48,999	55,241
Americas
Segment Reporting Information [Line Items]
Net sales									80,095	77,093	71,060
Operating income									26,158	24,829	26,244
Europe
Segment Reporting Information [Line Items]
Net sales									44,285	40,980	39,326
Operating income									14,434	12,767	15,129
Greater China
Segment Reporting Information [Line Items]
Net sales									31,853	27,016	23,756
Operating income									11,039	8,499	9,978
Japan
Segment Reporting Information [Line Items]
Net sales									15,314	13,782	10,913
Operating income									6,904	6,668	5,826
Rest of Asia Pacific
Segment Reporting Information [Line Items]
Net sales									11,248	12,039	11,453
Operating income									$ 3,674	$ 3,762	$ 4,321